Strategic Investments and Business Combination (Details Narrative) - USD ($)							1 Months Ended			9 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Sep. 01, 2019	Aug. 17, 2019	May 01, 2019	Apr. 02, 2019	Sep. 30, 2020	Sep. 30, 2019	Nov. 30, 2018	Sep. 30, 2020	Aug. 17, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares of common stock, shares									16,400,000
Earn-out liability							$ 522,553			$ 522,553
Goodwill							9,265,070			9,265,070		$ 8,548,608	$ 1,705,548
Southwestern Montana Financial Center, Inc. [Member]
Goodwill						$ 1,217,790
Southwestern Montana Financial Center, Inc. [Member] | Reliance Global Holdings, LLC [Member]
Acquisition costs						122,660
Fortman Insurance Agency, LLC [Member]
Purchase amount					$ 3,223,750
Number of shares of common stock, shares								2,845,760
Earn-out liability							432,655			432,655
Goodwill					1,269,731
Fortman Insurance Agency, LLC [Member] | Reliance Global Holdings, LLC [Member]
Acquisition costs					63,663
Altruis Benefits Consulting, LLC [Member]
Cash			$ 1,850,037
Earn-out liability							1,894,842			1,894,842
Goodwill			4,949,329
Altruis Benefits Consulting, LLC [Member] | Reliance Global Holdings, LLC [Member]
Acquisition costs			92,172
UIS Agency, LLC [Member]
Cash				$ 5,772
Earn-out liability							$ 81,638			81,638	$ 450,000
Goodwill				716,462
Acquisition costs				33,344
Purchase Agreement [Member] | Southwestern Montana Financial Center, Inc. [Member]
Total purchase price						2,394,509
Purchase amount						$ 1,389,840
Number of shares of common stock, shares						500,000
Earn out payment percentage						32.00%
Business combination description						The purchase price was paid with a cash payment of $1,389,840, 500,000 in shares of the Company’s restricted common stock transferred from the shares owned by Reliance Holdings,, and an earn-out payment equal to 32% of the final earn-out EBITDA multiplied by 5.00, which is payable in $300,000 in shares of the Company’s common stock with any amount in excess of $300,000 to be paid in cash.
Number of shares of common stock						$ 300,000
Cash						$ 300,000
Purchase Agreement [Member] | Fortman Insurance Agency, LLC [Member]
Total purchase price					$ 4,156,405
Number of shares of common stock, shares					500,000
Earn out payment percentage					10.00%
Business combination description					The purchase price was paid with a cash payment of $3,223,750, $500,000 in shares of the Company’s common stock held by Reliance Holdings, and an earn-out payment equal to 10% of the final earn-out EBITDA multiplied by 6.25. The earn-out measurement period is 12 months commencing May 1, 2021 and ending April 30, 2022. The earn-out shall not accrue and shall be paid without interest within 60 days after the measurement period.
Earn-out measurement period					12 months
Business combination commencing date					May 01, 2021
Business combination ending date					Apr. 30, 2022
Stock Purchase Agreement [Member]
Number of shares of common stock, shares							2,666,668
Number of shares of common stock							$ 200,000
Stock Purchase Agreement [Member] | Altruis Benefits Consulting, LLC [Member]
Total purchase price			7,688,168
Purchase amount			$ 5,202,364
Number of shares of common stock, shares			578,040
Earn out payment percentage			6.66%
Business combination description			The purchase price was paid with a cash payment of $5,202,364, $578,040 in shares of the Company's common stock, and an earn-out payment made annually for 3 years. Each year one-third of the earn-out shares held in escrow shall be released to the seller. The yearly earn-out payments are equal to 6.66% of the final earn-out EBITDA multiplied by 7.00. The earn-out measurement periods are the 12 months commencing September 1, 2019 and ending August 31, 2022.
Business combination commencing date			Sep. 01, 2019
Business combination ending date			Aug. 31, 2022
Earn-out payment term			3 years
Stock Purchase Agreement [Member] | UIS Agency, LLC [Member]
Total purchase price				883,334
Purchase amount				$ 601,696
Business combination description				The purchase price was paid with a cash payment of $601,696, $200,000 in shares of the Company’s common stock and an earn-out payment. Three cash installment payments totaling $500,000 are due on September 30, 2020, October 31, 2020 and December 31, 2020.
Number of shares of common stock				$ 200,000
Cash in three installments due										$ 500,000
Stock Purchase Agreement [Member] | UIS Agency, LLC [Member] | Subsequent Event [Member]
Cash in three installments due	$ 500,000	$ 500,000